Schedule of cost accruals (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cost Accruals
Accrued interest on convertible notes (QIND)	€ 490	€ 422
Payroll liabilities (QIND)	227	197
Corporate tax payable (QIND)	180	141
VAT payable (QIND)	36
Audit, legal and professional fee accruals	161	198
Other accruals	140	140
Total cost accruals	€ 1,234	€ 1,098